Investments in Subsidiaries - Details of Significant Subsidiaries of the Group (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Guangxi Yuchai Machinery Company Lmited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	People's Republic of China
Place of business	People's Republic of China
Group's effective equity interest	76.40%	76.40%
Guangxi Yuchai Machinery Monopoly Development Company Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	People's Republic of China
Place of business	People's Republic of China
Group's effective equity interest	54.90%	54.90%
Guangxi Yuchai Accessories Manufacturing Company Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	People's Republic of China
Place of business	People's Republic of China
Group's effective equity interest	76.40%	76.40%
Guangxi Yuchai Equipment Mould Company Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	People's Republic of China
Place of business	People's Republic of China
Group's effective equity interest	76.40%	76.40%
Guangxi Yulin Hotel Company Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	People's Republic of China
Place of business	People's Republic of China
Group's effective equity interest	76.40%	76.40%
Jining Yuchai Engine Company Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	People's Republic of China
Place of business	People's Republic of China
Group's effective equity interest	76.40%	76.40%
Yuchai Remanufacturing Services Suzhou Co Ltd [member]
Disclosure of subsidiaries [line items]
Place of incorporation	People's Republic of China
Place of business	People's Republic of China
Group's effective equity interest	76.40%	76.40%
HL Global Enterprises Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	Singapore
Place of business	Singapore
Group's effective equity interest	50.20%	50.20%